RELATED PARTY TRANSACTIONS	3 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

	June 30, 2026	March 31, 2026
Due to Related Parties	($)	($)
Hunter Dickinson Services Inc.	183,268	269,360
United Mineral Services Ltd.	–	12,332
High Hills Consulting Ltd.	21,047	17,648
Diane Nicolson	2,927	12,565
Total	207,242	311,905

(a) Transactions with key management personnel

Key management personnel (“KMP”) are those persons that have the authority and responsibility for planning, directing, and controlling the activities of the Company, directly and indirectly, and by definition include all the directors and officers of the Company.

During the year ended March 31, 2026, the Company’s President, Chief Executive Officer and Director, and Corporate Secretary provided services to the Company under a service agreement with Hunter Dickinson Services Inc. (note 11(b)).

During the three months ended June 30, 2026, the Company recorded equity settled share-based compensation expense of $23,048 (three months ended June 30, 2025 - $96) in relation to 200,000 stock options issued to officers of the Company during the year ended March 31, 2026.

During the three months ended June 30, 2026, the Company incurred fees totaling $54,513 (three months ended June 30, 2025 -$15,703) in respect of services provided by the Chief Financial Officer.

(b) Hunter Dickinson Services Inc.

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary Hunter Dickinson Services Inc. (“HDSI”) are private companies established by a group of mining professionals. HDSI provides contract services for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. Amarc acquires services from a number of related and arms-length contractors, and it is at Amarc’s discretion that HDSI provides certain contract services.

The Company has one director in common with HDSI, namely Robert Dickinson. Also, the Company’s President, Chief Executive Officer and Director, and Corporate Secretary are contracted to work for the Company under an employee secondment agreement between the Company and HDSI.

Pursuant to an agreement dated July 2, 2010, HDSI provides certain technical, geological, corporate communications, regulatory compliance, and administrative and management services to the Company, on a non-exclusive basis as needed and as requested by the Company and as available from HDSI (the “Services Agreement”).

The Company is not obligated to acquire any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time is a function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged by the Company.

HDSI also incurs third-party costs on behalf of the Company. Such third-party costs include, for example, capital market advisory services, communication services and office supplies. Third-party costs are billed at cost, without markup.

There are no ongoing contractual or other commitments resulting from the Company’s transactions with HDSI, other than the payment for services already rendered and billed. The agreement may be terminated upon 60 days’ notice by either the Company or HDSI.

The following is a summary of transactions with HDSI that occurred during the reporting periods:

	Three Months Ended June 30th,
	2026	2025
(Rounded to the Nearest Thousand)	($)	($)
Services received from HDSI and as requested by the Company	446,000	523,000
Information technology – infrastructure and support services	21,000	21,000
Office rent	13,000	15,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	84,000	160,000
Total	564,000	719,000

(c) United Mineral Services Ltd.

 United Mineral Services Ltd. (“UMS”) is a private company wholly-owned by one of the directors of the Company. UMS is engaged in the acquisition and exploration of mineral property interests. During the three months ended June 30, 2026, the Company incurred $Nil reimbursement of expenses to UMS (three months ended June 30, 2025 - $14,002), respective of geological services provided by UMS).